Related Party Transactions - Summary of Key Management Personnel Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Salaries, other short-term employee benefits and non-executive fees	£ 5	£ 5	£ 5
Post-employment benefits	1	1	1
Share based remuneration	6	5	5
Total	£ 12	£ 11	£ 11